ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Components of accrued expenses

(in thousands of $)	2019	2018
Vessel operating and drydocking expenses	(24,457)	(24,041)
Administrative expenses	(11,713)	(11,042)
Interest expense	(44,150)	(97,688)
Current tax payable	(720)	(463)
	(81,040)	(133,234)